S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Fg Imperii Investors Llc [Member]	Oct. 14, 2025 USD ($) shares
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	275,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,750,000
Warrants, Exercise Price Usd 15 [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 100,000